PROPERTY AND EQUIPMENT, NET (Details ) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 5,306,426	$ 4,799,088
Less: accumulated depreciation and amortization	(1,157,281)	(543,722)
Total	4,149,145	4,255,366
Building [Member]
Property, Plant and Equipment [Line Items]
Subtotal	4,322,359	4,322,359
Electronic Devices
Property, Plant and Equipment [Line Items]
Subtotal	674,497	166,962
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Subtotal	71,865	77,498
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 237,705	$ 232,269